Schedule of Effective Income Tax Rate Reconciliation (Details) (CAD)	12 Months Ended
Feb. 28, 2015
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 1	115,582
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 2	367,903
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 3	220,492
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 4	(4,297)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 5	(3,360)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 6	(16,690)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 7	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 8	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 9	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 10	(174,257)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 11	(236,464)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 12	(150,732)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 13	(37,861)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 14	26,232
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 15	37,979
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 16	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 17	0
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 18	42,380
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 19	(156,542)
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 20	38,652
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 21	167,418
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 22	257,639
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 23	176,951
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 24	108,965
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 25	255,408
Income Tax Schedule Of Effective Income Tax Rate Reconciliation 26	306,652